Basic and Diluted Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Diluted Net Loss Per Share (Detail)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
		12 Months Ended
		Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net loss		$ (70,986)	¥ (488,066)		¥ (242,760)		¥ (89,169)
Accretion on Series A convertible redeemable preferred shares redemption value		4,075	28,017	$ 4,122	26,817	$ 2,328	15,149
Net loss attributable to ordinary shareholders-Basic and diluted		$ (75,061)	¥ (516,083)		¥ (269,577)		¥ (104,318)
Denominator:
Denominator for basic and diluted loss per share Weighted-average ordinary shares outstanding, Basic and diluted | shares	[1]	26,921,735	26,921,735	19,834,535	19,834,535	19,770,990	19,770,990
Basic and diluted loss per share | (per share)		$ (2.79)	¥ (19.17)		¥ (13.59)		¥ (5.28)
Series A Shares [Member]
Numerator:
Accretion on Series A convertible redeemable preferred shares redemption value			¥ (1,978)		¥ (3,105)		¥ (3,601)
Series B Shares [Member]
Numerator:
Accretion on Series A convertible redeemable preferred shares redemption value			(10,140)		(12,565)		¥ (11,548)
Series C Shares [Member]
Numerator:
Accretion on Series A convertible redeemable preferred shares redemption value			¥ (15,899)		¥ (11,147)

[1]	Considering that the holder of Preferred Shares has no contractual obligation to participate in the Company's losses, any losses from the Group should not be allocated to the Preferred Shares.